Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)
Textron Savings Plan
Employer Identification Number 05-0315468
Plan Number 030
Schedule H, Line 4i, Schedule of Assets
(Held at End of Year)
December 31, 2025
(In thousands)

Identity of Issue	Description of Investments, Including Rate of Interest or Number of Shares/Units	Current Value
Textron Stock Fund*	13,384	$1,166,655
Common Collective Trust Funds (outside of Textron Managed Income Fund):
Fidelity® Diversified International Commingled Pool*	7,131	171,294
Wellington Core Bond	10,402	96,221
JPMCB U.S. Active Core Equity Fund CF-C	4,727	509,603
Wellington SMID Cap Research Equity Portfolio	12,347	266,444
Vanguard Institutional Small/Mid Cap Index Trust	334	47,026
Vanguard Institutional Total Bond Market Index Trust	455	58,421
Vanguard Institutional Total International Stock Market Index Trust	319	35,134
Vanguard Institutional 500 Index Trust	7,317	1,017,869
Vanguard Target Retirement Income Trust Plus	1,318	66,028
Vanguard Target Retirement 2020 Trust Plus	1,370	77,937
Vanguard Target Retirement 2025 Trust Plus	3,744	233,116
Vanguard Target Retirement 2030 Trust Plus	5,803	385,677
Vanguard Target Retirement 2035 Trust Plus	5,452	385,491
Vanguard Target Retirement 2040 Trust Plus	5,160	386,665
Vanguard Target Retirement 2045 Trust Plus	3,611	285,617
Vanguard Target Retirement 2050 Trust Plus	3,005	244,113
Vanguard Target Retirement 2055 Trust Plus	2,457	199,465
Vanguard Target Retirement 2060 Trust Plus	1,694	137,728
Vanguard Target Retirement 2065 Trust Plus	1,368	66,812
Vanguard Target Retirement 2070 Trust Plus	262	7,801
State Street Real Asset Non-Lending Series Fund Class C	773	15,863
Total Common Collective Trust Funds (outside Textron Managed Income Fund)		$4,694,325

*Indicates party-in-interest to the Plan

Textron Savings Plan
Employer Identification Number 05-0315468
Plan Number 030
Schedule H, Line 4i, Schedule of Assets
(Held at End of Year) (continued)
December 31, 2025
(In thousands)

Identity of Issue	Description of Investments, Including Rate of Interest or Number of Shares/Units	Current Value
Security-backed (Synthetic) Investment Contracts (in Managed Income Fund):
Galliard Intermediate Core Fund L*	3,703	$57,669
Galliard SA Intermediate Core Fund E*	1,397	42,005
Galliard SA Intermediate Core Fund J*	2,273	40,696
Galliard SA Intermediate Core Fund C*	1,223	39,462
Galliard Short Core Fund F*	6,452	113,612
Total Security-backed (Synthetic) Investment Contracts Fund at Fair Market Value (in Managed Income Fund):		$293,444
Adjustment to bring Security-backed (Synthetic) Investment Contracts Fund to Contract Value:
Metropolitan Tower Life Insurance Company*	3.57%	1,630
Pacific Life Insurance Company*	3.46%	1,730
Prudential Insurance Company of America*	3.56%	1,625
Voya Retirement Insurance and Annuity Company*	3.49%	1,686
Total Adjustment to bring Security-backed (Synthetic) Investment Contracts Fund to Contract Value:		$6,671
Total Security-backed (Synthetic) Investment Contracts Fund at Contract Value (in Managed Income Fund):		$300,115
Common Collective Trust Funds (in Managed Income Fund):
Wells Fargo/BlackRock Short Term Investment Fund*	3.88%	$8,503
Self-directed brokerage accounts*		$483,859
Notes receivable from participants*		$83,950
		$6,737,407

*Indicates party-in-interest to the Plan
Note: Cost information has not been provided, because all investments are participant directed.